Debt Securities in Issue (Details) £ in Millions, € in Billions, $ in Billions	Jun. 30, 2024 GBP (£)	Jun. 30, 2024 EUR (€)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Jun. 30, 2023 EUR (€)
Debt Securities In Issue [Line Items]
Notional amount	£ 261,606			£ 223,242
Debt securities	34,053			33,910
Medium-term notes
Debt Securities In Issue [Line Items]
Debt securities	8,879			11,656
Euro €35bn Global Covered Bond Programme
Debt Securities In Issue [Line Items]
Notional amount | €		€ 35			€ 35		€ 35
Debt securities	16,896			15,000
US $20bn Commercial Paper Programmes
Debt Securities In Issue [Line Items]
Notional amount | $			$ 20			$ 20
Debt securities	2,968			2,761
Certificates of deposit
Debt Securities In Issue [Line Items]
Debt securities	1,397			1,530
Credit linked notes
Debt Securities In Issue [Line Items]
Credit linked notes	387			194
Securitisation programmes
Debt Securities In Issue [Line Items]
Debt securities	£ 3,526			£ 2,769